PROPERTY, PLANT AND EQUIPMENT (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, net	33,318	42,279	33,318
Depreciation expense		1,282	1,174	1,089
Impairment
Impairment charge		6	39	11
Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	15,243	20,321	15,243
Accumulated depreciation	(3,432)	(3,838)	(3,432)
Property, plant and equipment, net	11,811	16,483	11,811
Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	7,764	8,278	7,764
Accumulated depreciation	(1,912)	(2,074)	(1,912)
Property, plant and equipment, net	5,852	6,204	5,852
Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	2,859	3,728	2,859
Accumulated depreciation	(350)	(344)	(350)
Property, plant and equipment, net	2,509	3,384	2,509
Impairment
Impairment charge	166
Impairment charge, net of tax	105
Abandonment costs	50
Discontinued Operations
Revenues		26	32	19
Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	15,865	19,559	15,865
Accumulated depreciation	(2,770)	(3,429)	(2,770)
Property, plant and equipment, net	13,095	16,130	13,095
Corporate
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	88	120	88
Accumulated depreciation	(37)	(42)	(37)
Property, plant and equipment, net	51	78	51
Property, plant and equipment reclassified to Gas Pipelines and Energy Services segment			313
Pipeline | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		2.60%
Property, plant and equipment, gross	8,249	8,974	8,249
Pipeline | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		3.50%
Property, plant and equipment, gross	544	1,013	544
Pipeline | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		2.90%
Property, plant and equipment, gross	6,890	8,979	6,890
Pumping equipment, buildings, tanks and other | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		3.00%
Property, plant and equipment, gross	5,094	6,248	5,094
Pumping equipment, buildings, tanks and other | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		3.20%
Property, plant and equipment, gross	4,787	5,381	4,787
Gas mains, services and other | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		3.80%
Property, plant and equipment, gross	7,583	8,020	7,583
Wind turbines, solar panels and other | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		4.40%
Property, plant and equipment, gross	519	1,092	519
Wind turbines, solar panels and other | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		3.70%
Property, plant and equipment, gross	1,544	2,243	1,544
Power transmission | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		2.10%
Property, plant and equipment, gross	29	384	29
Land and right-of-way | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		2.20%
Property, plant and equipment, gross	225	253	225
Land and right-of-way | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		1.10%
Property, plant and equipment, gross	79	79	79
Land and right-of-way | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		4.30%
Property, plant and equipment, gross	6	6	6
Land and right-of-way | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		2.30%
Property, plant and equipment, gross	642	755	642
Other | Corporate
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)		12.70%
Property, plant and equipment, gross	76	84	76
Under construction | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	1,675	4,846	1,675
Under construction | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	102	179	102
Under construction | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	1,761	1,233	1,761
Under construction | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	2,002	2,201	2,002
Under construction | Corporate
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	12	36	12